Document and Entity Information	Aug. 07, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2024
Entity File Number	001-40547
Entity Registrant Name	Payoneer Global Inc.
Entity Central Index Key	0001845815
Entity Tax Identification Number	86-1778671
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	195 Broadway
Entity Address, Address Line Two	27th floor
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	212
Local Phone Number	600-9272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PAYO
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock, $0.01 par value, at an exercise price of $11.50 per share
Trading Symbol	PAYOW
Security Exchange Name	NASDAQ